Stock-Based Compensation - Additional Information (Detail) - USD ($)							1 Months Ended	3 Months Ended					12 Months Ended
	Mar. 21, 2018	Dec. 20, 2017	Sep. 21, 2017	Jun. 28, 2017	Mar. 28, 2017	Apr. 11, 2012	Jan. 31, 2015	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 09, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock based compensation cost								$ 7,597,000				$ 4,845,000	$ 35,112,000	$ 24,686,000	$ 24,684,000
Tax benefit recognized in relation to stock based compensation													$ 9,600,000	$ 6,446,000	6,125,000
Options granted, contractual period, years								10 years					10 years
Cash dividend paid per share	$ 0.075	$ 0.06	$ 0.06	$ 0.06	$ 0.06				$ 0.06	$ 0.06	$ 0.06	$ 0.06		$ 0
Cash received from the exercise of stock option													$ 10,772,000	$ 14,896,000	13,564,000
Cash tax benefit realized from the exercise of stock option													2,016,000	$ 1,548,000	6,982,000
Excess tax benefit on stock-based compensation															$ 6,560,000
Unrecognized stock-based compensation cost for options								$ 5,708,000	$ 6,479,000				$ 6,479,000
Options granted								0					250,000	860,000	170,000
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Excess tax benefit on stock-based compensation													$ 1,723,000	$ 1,004,000	$ 6,560,000
Weighted average remaining requisite vesting period								2 years 8 months 12 days					2 years 10 months 24 days
Restricted Share Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average remaining requisite vesting period								2 years 8 months 12 days					2 years 10 months 24 days
Unrecognized stock-based compensation cost								$ 23,703,000	26,543,000				$ 26,543,000
Shares to be issued on vested awards other than options													52,875	86,517	53,546	92,692	61,057
Performance Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average remaining requisite vesting period								1 year 9 months 18 days					2 years
Unrecognized stock-based compensation cost								$ 25,194,000	$ 28,992,000				$ 28,992,000
Performance Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Minimum statutory withholding taxes, Shares							845,524
Performance Units | January, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares to be issued on vested awards other than options																1,329,270
Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of fair value per share allowed to eligible employees to purchase through payroll deductions								90.00%					90.00%
Maximum percentage of employee's base salary allowed to be purchased								15.00%	15.00%				15.00%
Maximum dollar amount of common shares allowed to be purchased								$ 25,000					$ 25,000
Common shares reserved for issuance								4,200,000	4,200,000				4,200,000
Issuance of common shares under the employee stock purchase plan (in shares)								58,476				55,788	190,435	146,685	121,485
Compensation expense for ESPP								$ 190,000				$ 141,000	$ 573,000	$ 428,000	$ 292,000
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award, vesting period, years								4 years					4 years
Minimum | Restricted Share Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award, vesting period, years								3 months					3 months
Minimum | Performance Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award, vesting period, years								6 months					6 months
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award, vesting period, years								5 years					5 years
Maximum | Restricted Share Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award, vesting period, years								4 years					4 years
Maximum | Performance Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award, vesting period, years								3 years					3 years
2007 Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Amended Omnibus Plan, increase in number of common shares authorized for issuance						5,593,200												8,858,823
Number of common shares authorized for issuance						15,000,000			23,858,823				23,858,823
Genpact Limited 2017 Omnibus Incentive Compensation Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common shares authorized for issuance																			15,000,000